Financial Assets - Summary of Fair Value Hierarchy of Financial Assets (Detail) - Debt securities [member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Debt securities	¥ 1,638,271	¥ 1,225,540
Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	382,413	275,770
Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	969,584	631,203
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	219,793	209,873
Subordinated bonds [member]
Disclosure of financial assets [line items]
Debt securities	66,481	108,694
Quoted prices in active markets level 1 [member]
Disclosure of financial assets [line items]
Debt securities	150,452	125,614
Quoted prices in active markets level 1 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	68,300	37,134
Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	74,241	71,715
Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	7,911	4,433
Quoted prices in active markets level 1 [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Debt securities		12,332
Significant observable inputs level 2 [member]
Disclosure of financial assets [line items]
Debt securities	1,487,819	1,099,926
Significant observable inputs level 2 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	314,113	238,636
Significant observable inputs level 2 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	895,343	559,488
Significant observable inputs level 2 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	211,882	205,440
Significant observable inputs level 2 [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Debt securities	¥ 66,481	¥ 96,362